Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Deferred Income Tax Liabilities, Net	$ (66,500,948)	$ (73,593,807)	$ (91,251,670)
Deferred income tax income (expense)	14,950,412	29,697,843	(9,748,173)
Deferred income tax income (expense)	(14,950,412)	(29,697,843)	9,748,173
Trade Receivables
Statement [Line Items]
Deferred Income Tax Liabilities, Net	241,294	25,037
Deferred income tax income (expense)	(10,963)	17,837	(13,219)
Deferred income tax income (expense)	10,963	(17,837)	13,219
Other Financial Assets
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(45,015)	(317,474)
Deferred income tax income (expense)	(284,647)	109,018	204,872
Deferred income tax income (expense)	284,647	(109,018)	(204,872)
Provisions and Other
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(6,222,395)	(2,647,351)
Deferred income tax income (expense)	(310,753)	(300,530)	264,905
Deferred income tax income (expense)	310,753	300,530	(264,905)
Employee Benefit Liability
Statement [Line Items]
Deferred Income Tax Liabilities, Net	1,369,568	1,095,043
Deferred income tax income (expense)	385,575	254,211	(342,031)
Deferred income tax income (expense)	(385,575)	(254,211)	342,031
Investments in Associates
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(11,712,773)	(12,858,246)
Deferred income tax income (expense)	(1,209,707)	225,250	2,730,942
Deferred income tax income (expense)	1,209,707	(225,250)	(2,730,942)
Property, Plant and Equipment - Material & Spare Parts - Intangible Assets
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(58,580,403)	(37,932,341)
Deferred income tax income (expense)	(2,644,085)	(17,074,671)	(6,311,190)
Deferred income tax income (expense)	2,644,085	17,074,671	6,311,190
Deferred Income
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(19,756,067)	(16,760,797)
Deferred income tax income (expense)	2,995,269	(5,920,762)	(1,435,041)
Deferred income tax income (expense)	(2,995,269)	5,920,762	1,435,041
Tax Loss Carry-forward
Statement [Line Items]
Deferred Income Tax Liabilities, Net	29,503,216	491,124
Deferred income tax income (expense)	(10,135,653)	813,742	20,686,962
Deferred income tax income (expense)	10,135,653	(813,742)	(20,686,962)
Tax Inflation Adjustment - Asset
Statement [Line Items]
Deferred Income Tax Liabilities, Net	58,315	377,856
Deferred income tax income (expense)	319,541	713,637	620,358
Deferred income tax income (expense)	(319,541)	(713,637)	(620,358)
Tax Inflation Adjustment - Liability
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(1,356,688)	(5,066,658)
Deferred income tax income (expense)	(4,054,989)	(8,535,575)	(6,658,385)
Deferred income tax income (expense)	$ 4,054,989	$ 8,535,575	$ 6,658,385